Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Number of common shares	Share capital	Reserves	Obligation to issue shares	Share subscriptions received in advance	Equity component on convertible loans	Deficit	Total
Beginning balance, value at Dec. 31, 2019	$ 5,359,444	$ 5,863,872	$ 607,803		$ 70,000	$ 5,202	$ (6,758,598)	$ (211,721)
Statement
Share issuance costs		(70,500)	11,066					(59,434)
Convertible loan debt forgiveness						$ (5,202)	5,202
Obligation to issue shares				$ 32,238				32,238
Share-based payments			293,443					293,443
Net losses for the year							(1,284,602)	(1,284,602)
Shares issued pursuant to private placement		2,465,023	91,297		$ (70,000)			2,486,320
Shares issued pursuant to private placement (shares)	1,555,314
Ending balance, Value at Dec. 31, 2020		8,258,395	1,003,609	32,238			(8,037,998)	1,256,244
Ending balance, Share at Dec. 31, 2020	6,914,758
Statement
Share issuance costs		(1,377,364)	521,251					(856,113)
Share-based payments			499,158					499,158
Net losses for the year							(1,652,282)	(1,652,282)
Shares issued pursuant to private placement		763,572						763,572
Shares issued pursuant to private placement (shares)	2,085,687
Shares issued pursuant to public listing		9,252,009						9,252,009
Shares issued pursuant to public listing (in shares)	3,261,000
Pre-funded warrants exercised		2,888,370	(32,387)					2,855,983
Pre-funded warrants exercised (in shares)	651,583
Reclassification of derivative warrant liability			4,460,000					4,460,000
Options exercised		149,172	(65,172)					84,000
Options exercised (in shares)	51,106
Shares issued for services		75,000						75,000
Shares issued for services (in shares)	25,553
Ending balance, Value at Dec. 31, 2021		20,009,154	6,386,459	32,238			(9,690,280)	16,737,571
Ending balance, Share at Dec. 31, 2021	12,989,687
Statement
Share issuance costs		(121,852)	(58,528)					(180,380)
Share-based payments			632,548					632,548
Net losses for the year							(9,485,309)	(9,485,309)
Shares issued pursuant to private placement		493,474						493,474
Shares issued pursuant to private placement (shares)	1,400,000
Pre-funded warrants issued			1,268,439					1,268,439
Pre-funded warrants exercised		225,929	(225,842)					87
Pre-funded warrants exercised (in shares)	641,000
Ending balance, Value at Dec. 31, 2022		$ 20,606,705	$ 8,003,076	$ 32,238			$ (19,175,589)	$ 9,466,430
Ending balance, Share at Dec. 31, 2022	15,030,687							872,055